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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

                                 811-09751
                   ------------------------------------

                    Investment Company Act file number

                   Fortress Registered Investment Trust
             -------------------------------------------------
            (Exact name of registrant as specified in charter)

                   1251 Avenue of the Americas, 16th Fl
                            New York, NY 10020
           -----------------------------------------------------
           (Address of principal executive offices)   (Zip code)

                                 CT Corp.
                            1209 Orange Street
                           Wilmington, DE 19801
                 ----------------------------------------
                  (Name and address of agent for service)

Registrant telephone number, including area code:  (212) 798-6100

Date of fiscal year end:  December 31, 2005

Date of reporting period:  July 1, 2004 - June 30, 2005


Item 1. Proxy Voting Record.

  Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures(CUSIP)number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

                                Form N-PX Table

( A )          ( B )  ( C )     ( D )      ( E )              ( F )   ( G ) ( H )( I )
Issue Name     Symbol CUSIP     Meeting    Matter Voted On    ProposedVoted Vote For/Against
                                Date                          By            Cast Mgmt

Global Signal  GSL    37944Q103 05/17/2005 Directors, Auditor Issuer  Yes   For  For


                                SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Fortress Registered Investment Trust

                         /s/ Jeffrey R. Rosenthal
                 ----------------------------------------
                         By (Signature and Title)

               Jeffrey R. Rosenthal, Chief Financial Officer
                 ----------------------------------------
                             (Name and Title)*


                            August 31, 2005
                 ----------------------------------------
                                  Date


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